Value Line Larger Companies Fund, Inc.
Value Line Income and Growth Fund, Inc.

Supplement dated July 1, 2014 to Prospectus dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

1. The section under the caption “Management” on page 19 is hereby deleted and replaced with the following:

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Stephen E. Grant and Cindy Starke have principal responsibility for the day-to-day management of the Fund’s equity portfolio and allocation of the Fund’s assets. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been a portfolio manager of the Fund since February 2014. Ms. Starke has been one of the Fund’s portfolio managers since June 2014. Ms. Rosenberg has been a portfolio manager of the Fund since 2011.

2. The section under the caption “Management” on page 25 is hereby deleted and replaced with the following:

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Cindy Starke has principal responsibility for the day-to-day management of the Fund’s portfolio. Ms. Starke has been the Fund’s portfolio manager since June 2014.

3. The section under the caption “Portfolio Management” on page 50 (but not page 51) is hereby deleted and replaced with the following:

Fund	Portfolio Manager	Additional Information
Value Line Fund	Stephen E. Grant	Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since 2009.
Value Line Core Bond Fund	Liane Rosenberg and Jeffrey Geffen	Liane Rosenberg and Jeffrey Geffen are primarily responsible for the day-to-day management of the Fund’s portfolio and have been a portfolio manager of the Fund since 2012 and 2010, respectively.
Value Line Income and Growth Fund	Stephen E. Grant, Cindy Starke and Liane Rosenberg
Stephen E. Grant and Cindy Starke are primarily responsible for the day-to-day management of the Fund’s equity portfolio and allocation of the Fund’s assets and have been portfolio managers of the Fund since 2014. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio and has been a portfolio manager of the Fund since 2011.

Value Line Larger Companies Fund	Cindy Starke	Cindy Starke has principal responsibility for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since June 2014.
Value Line Premier Growth Fund	Stephen E. Grant	Stephen Grant is primarily responsible for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since 1996.

Prior to joining the Adviser in 2014, Ms. Starke was a Portfolio Manager and Equity Analyst at Spears Abacus Advisors from 2012 to 2014. From 2010 to 2012, she was an Equity Analyst with Conative Capital Management and from 2007 to 2009, a Managing Director, Portfolio Manager and Equity Analyst at Barrett Associates. From 1999 to 2007 she was Managing Director, Portfolio Manager and Equity Analyst at NewBridge Partners and Victory NewBridge.

4.
With respect to the Value Line Income and Growth Fund only, effective July 1, 2014, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.25% of the Fund’s average daily net assets. In connection with this change, effective July 1, 2014, the section labeled “Fees and expenses” on page 14 of the Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Value Line Income and Growth Fund

Management Fee	0.67%

Distribution and Service (12b-1) Fees(1)	0.25%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	1.16%

(1)	The expense information in the table has been restated to reflect the elimination of the 12b-1 fee waiver (5 basis points), effective July 1, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Income and Growth Fund	$118	$368	$638	$1,409

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

Value Line Larger Companies Fund, Inc.
Value Line Income and Growth Fund, Inc.

Supplement dated July 1, 2014 to
the Statement of Additional Information dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

1.	The section under the caption “Portfolio Managers” on page B-21 is hereby deleted and replaced with the following:

Fund	Portfolio Manager

Value Line Fund	Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s portfolio.

Value Line Core Bond Fund	Liane Rosenberg and Jeffrey Geffen are primarily responsible for the day-to-day management of the Fund’s portfolio.

Value Line Income & Growth Fund
Stephen E. Grant and Cindy Starke are primarily responsible for the day-to-day management of the Fund’s equity portfolio and allocation of the Fund’s assets. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio.

Value Line Larger Companies Fund	Cindy Starke is primarily responsible for the day-to-day management of the Fund’s portfolio.

Value Line Premier Growth Fund	Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s portfolio,

Compensation. Each portfolio manager employed by the Adviser receives a fixed base salary and customary benefits that are offered generally to all full-time and some part-time employees of the Adviser. In addition, a manager may receive an annual bonus in the Adviser’s discretion. Base salary is normally reevaluated on an annual basis. Any bonus is completely discretionary and may be in excess of a manager’s base salary. The profitability of the Adviser and the after tax investment performance of the accounts that the portfolio manager is responsible for are factors in determining the manager’s overall compensation. The level of any bonus compensation may be influenced by the relative performance of the accounts managed by the portfolio manager or the financial performance of the Adviser. However, as noted, all bonus compensation is discretionary and the Adviser does not employ formulas with respect to either of these factors to compute a portfolio manager’s bonus. There are no differences in a portfolio manager’s compensation structure for managing mutual funds or private accounts.

Other Accounts Managed. The table below shows the number of Value Line Funds for which each portfolio manager has primary or joint responsibility of day-to-day management and the combined total assets of those Value Line Funds at December 31, 2013 or, in the case of Ms. Starke, at June 20, 2014.

	Number of Funds	Total Assets
Stephen E. Grant	7	$1.9 billion
Cindy Starke	2	$555 million
Liane Rosenberg	5	$1.1 billion
Jeffrey Geffen	3	$657 million

Material Conflicts of Interest. The Adviser’s portfolio managers typically manage more than one account. Portfolio managers make investment decisions for each account based on the investment objectives and policies of each such account. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not take full advantage of that opportunity because the opportunity may need to be allocated among more than one account. In addition, a portfolio manager may purchase or sell securities for one account and not another account. Investments are allocated among all of the Adviser’s accounts in a manner which the Adviser deems to be fair and equitable. The Adviser currently does not have any private accounts.

Ownership of Securities. None of Funds’ portfolio managers own shares of the Funds they manage.

2.
With respect to the Value Line Income and Growth Fund only, effective July 1, 2014, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.25% of the Fund’s average daily net assets. In connection with this change, effective July 1, 2014, the line item for the Value Line Income and Growth Fund in the section labeled “Service and Distribution Plan” on page B-22 of the Statement of Additional Information is deleted and replaced with the following:

Value Line Income & Growth Fund	Effective July 1, 2014, the Distributor eliminated the Rule 12b-1 fee waiver that was previously in effect. Prior to July 1, 2014, the Distributor waived a portion of the Fund’s Rule 12b-1 fees in an amount equal to 0.05% of its average daily net assets.	$156,915

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Value Line Income and Growth Fund, Inc.

Supplement dated July 1, 2014 to
Summary Prospectus dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

1. The section under the caption “Management” on page 7 is hereby deleted and replaced with the following:

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Stephen E. Grant and Cindy Starke have principal responsibility for the day-to-day management of the Fund’s equity portfolio and allocation of the Fund’s assets. Liane Rosenberg is primarily responsible for the day-to-day management of the non-equity portion of the Fund’s portfolio. Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been a portfolio manager of the Fund since February 2014. Ms. Starke has been one of the Fund’s portfolio managers since June 2014. Ms. Rosenberg has been a portfolio manager of the Fund since 2011.

2. The section under the caption “Tax Information and Financial Intermediary Compensation” on page 7 is hereby deleted and replaced with the following:

Tax information

The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.

Payments to broker-dealers and other financial intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3.
Effective July 1, 2014, your Fund’s Rule 12b-1 fee will be charged at a rate of 0.25% of the Fund’s average daily net assets. In connection with this change, effective July 1, 2014, the section labeled “Fees and expenses” on page 2 of the Summary Prospectus is deleted and replaced with the following:

Fees and expenses.

The table below shows the fees and expenses that you would pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Value Line Income and Growth Fund

Management Fee	0.67%

Distribution and Service (12b-1) Fees(1)	0.25%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	1.16%

(1)	The expense information in the table has been restated to reflect the elimination of the 12b-1 fee waiver (5 basis points), effective July 1, 2014.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Income and Growth Fund	$118	$368	$638	$1,409

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE